Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of the Component Parts of Earnings per Share
A reconciliation of the component parts of earnings per share for 2020, 2019 and 2018 follows:

(dollars in thousands, except per share data)	For the years ended December 31
	2020	2019	2018

Net income	$52,452	57,840	61,445
Weighted average common shares	96,506	96,849	96,505

Effect of dilutive common stock options	11	78	141

Weighted average common shares including potential dilutive shares	96,517	96,927	96,646

Basic EPS	$0.544	0.597	0.637

Diluted EPS	$0.543	0.597	0.636